Filed pursuant to Rule 497(a)

Registration No. 333-230351

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Ares Capital Corporation (“ARCC”) (rated Baa3, Stable / BBB-, Stable / BBB, Negative by Moody’s / S&P / Fitch)* has asked BofA Securities to arrange a series of fixed income investor calls commencing on Tuesday, July 7th, 2020.  BofA Securities is coordinating logistics.

Schedule:

Tuesday, July 7th, 2020:

•                  10:00AM ET — 11:00AM ET

•                  11:00AM ET — 12:00PM ET

•                  12:00PM ET — 1:00PM ET

Attendees:

•                  Kipp deVeer: CEO

•                  Mitch Goldstein: Co-President

•                  Michael Smith: Co-President

•                  Penni Roll: CFO

•                  Scott Lem: CAO and Treasurer

•                  John Stilmar: Investor Relations

This announcement does not constitute an offer to sell or a solicitation of an offer to buy any securities of ARCC, nor shall there be any sale of such securities in any jurisdiction where such offer, solicitation or sale would be unlawful prior to registration or qualification of such securities under the securities laws of any such jurisdiction.

ARCC’s shelf registration statement is on file with and has been declared effective by the Securities and Exchange Commission. Any offering of ARCC’s securities may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. When available, copies may be obtained from BofA Securities, Inc., tel. no.: 1-800-294-1322.

Investors are advised to carefully consider the investment objectives, risks, charges and expenses of ARCC before investing. When available, a preliminary prospectus supplement, together with an accompanying prospectus, will be filed with the Securities and Exchange Commission, which should be read carefully before investing.

* Note: A securities rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time.

ANY DISCLAIMER OR OTHER NOTICE THAT MAY APPEAR BELOW IS NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMER OR NOTICE WAS AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.